Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2017		Mar. 31, 2016
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1]	¥ 35,755	[2]	¥ 30,821
Securities lending transactions	[1]	2,248	[2]	¥ 2,260
Total gross recognized liabilities	[2],[3]	38,003
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		108
Securities lending transactions		1,935
Total gross recognized liabilities		2,043
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		987
Securities lending transactions		173
Total gross recognized liabilities		1,160
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		28,197
Securities lending transactions		54
Total gross recognized liabilities		28,251
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1,717
Securities lending transactions		16
Total gross recognized liabilities		1,733
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1
Securities lending transactions
Total gross recognized liabilities		1
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[4]	4,666
Securities lending transactions	[4]
Total gross recognized liabilities	[4]	4,666
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		70
Securities lending transactions
Total gross recognized liabilities		70
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		9
Securities lending transactions		70
Total gross recognized liabilities		¥ 79

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2016, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \940 billion and \2,176 billion, respectively. As of March 31, 2016, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,162 billion and \186 billion, respectively. As of March 31, 2017, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \881 billion and \2,596 billion, respectively. As of March 31, 2017, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,494 billion and \205 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[4]	Includes \4,548 billion of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations.